FINANCING RECEIVABLES, NET - Aging analysis of past due financing receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Aging analysis of past due financing receivables
Financing receivables, past due	¥ 580,001	¥ 271,835
Financing receivables, current	11,432,449	7,440,037
Total financing receivables	12,012,450	7,711,872
Financing receivables, non-accrual status	193,000	78,500
Interest and financial services income earned from non-accrual financing receivables	86,000	37,100	¥ 19,200
Financial receivable pledged as collaterals	75,800	84,500
Assets-backed securitized debts
Aging analysis of past due financing receivables
Financial receivable pledged as collaterals	0	200,000
Installment purchase loans
Aging analysis of past due financing receivables
Financing receivables, past due	26,152	46,465
Financing receivables, current	1,164,552	1,814,665
Total financing receivables	1,190,704	1,861,130
Personal installment loans
Aging analysis of past due financing receivables
Financing receivables, past due	553,849	225,370
Financing receivables, current	10,267,897	5,625,372
Total financing receivables	10,821,746	5,850,742
Net deferred origination fees recognized	168,400	67,400	¥ 10,900
1-29 Days Past Due
Aging analysis of past due financing receivables
Financing receivables, past due	230,294	107,589
1-29 Days Past Due | Installment purchase loans
Aging analysis of past due financing receivables
Financing receivables, past due	10,759	15,539
1-29 Days Past Due | Personal installment loans
Aging analysis of past due financing receivables
Financing receivables, past due	219,535	92,050
30-59 Days Past Due
Aging analysis of past due financing receivables
Financing receivables, past due	85,443	47,286
30-59 Days Past Due | Installment purchase loans
Aging analysis of past due financing receivables
Financing receivables, past due	3,441	7,324
30-59 Days Past Due | Personal installment loans
Aging analysis of past due financing receivables
Financing receivables, past due	82,002	39,962
60-89 Days Past Due
Aging analysis of past due financing receivables
Financing receivables, past due	71,226	38,444
60-89 Days Past Due | Installment purchase loans
Aging analysis of past due financing receivables
Financing receivables, past due	2,582	6,675
60-89 Days Past Due | Personal installment loans
Aging analysis of past due financing receivables
Financing receivables, past due	68,644	31,769
90-179 Days Past Due
Aging analysis of past due financing receivables
Financing receivables, past due	193,038	78,516
90-179 Days Past Due | Installment purchase loans
Aging analysis of past due financing receivables
Financing receivables, past due	9,370	16,927
90-179 Days Past Due | Personal installment loans
Aging analysis of past due financing receivables
Financing receivables, past due	¥ 183,668	¥ 61,589